UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

FORM N-Q

SEPTEMBER 30, 2015

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited)	September 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 2.6%
American Axle & Manufacturing Holdings Inc.	214,802	$4,283,152	*
Cooper Tire & Rubber Co.	86,531	3,418,840
Cooper-Standard Holding Inc.	15,400	893,200	*
Dana Holding Corp.	207,400	3,293,512
Modine Manufacturing Co.	141,276	1,111,842	*
Stoneridge Inc.	151,584	1,870,546	*
Tenneco Inc.	73,000	3,268,210	*
Tower International Inc.	141,068	3,351,776	*

Total Auto Components		21,491,078

Automobiles - 0.3%
Winnebago Industries Inc.	127,007	2,432,184

Diversified Consumer Services - 0.3%
Houghton Mifflin Harcourt Co.	90,000	1,827,900	*
LifeLock Inc.	58,543	512,837	*

Total Diversified Consumer Services		2,340,737

Hotels, Restaurants & Leisure - 4.6%
Bloomin’ Brands Inc.	51,000	927,180
ClubCorp Holdings Inc.	178,099	3,822,005
Cracker Barrel Old Country Store Inc.	25,650	3,777,732
Denny’s Corp.	134,915	1,488,112	*
Diamond Resorts International Inc.	68,000	1,590,520	*
DineEquity Inc.	33,938	3,110,757
Interval Leisure Group Inc.	94,741	1,739,445
Isle of Capri Casinos Inc.	107,031	1,866,621	*
Jack in the Box Inc.	75,300	5,801,112
Marcus Corp.	45,254	875,212
Marriott Vacations Worldwide Corp.	51,163	3,486,247
Pinnacle Entertainment Inc.	69,122	2,339,088	*
Ruby Tuesday Inc.	89,200	553,932	*
Sonic Corp.	126,300	2,898,585
Vail Resorts Inc.	33,500	3,506,780

Total Hotels, Restaurants & Leisure		37,783,328

Household Durables - 1.2%
Beazer Homes USA Inc.	86,146	1,148,326	*
Hooker Furniture Corp.	47,064	1,107,886
M.D.C. Holdings Inc.	142,915	3,741,515
Ryland Group Inc.	101,605	4,148,532

Total Household Durables		10,146,259

Media - 1.2%
Entravision Communications Corp., Class A Shares	643,381	4,272,050
Gray Television Inc.	128,259	1,636,585	*
Nexstar Broadcasting Group Inc., Class A Shares	30,683	1,452,840
Sinclair Broadcast Group Inc., Class A Shares	102,000	2,582,640

Total Media		9,944,115

Multiline Retail - 0.8%
Big Lots Inc.	90,038	4,314,621
Burlington Stores Inc.	23,300	1,189,232	*
Dillard’s Inc., Class A Shares	16,000	1,398,240

Total Multiline Retail		6,902,093

Specialty Retail - 3.8%
Ascena Retail Group Inc.	296,880	4,129,601	*
Barnes & Noble Education Inc.	44,521	565,862	*
Barnes & Noble Inc.	229,522	2,779,512
Caleres Inc.	81,389	2,484,806
Children’s Place Inc.	45,100	2,600,917

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Christopher & Banks Corp.	131,467	$145,928	*
Citi Trends Inc.	34,736	812,128
Essendant Inc.	110,893	3,596,260
Finish Line Inc., Class A Shares	27,708	534,764
Group 1 Automotive Inc.	23,517	2,002,473
Haverty Furniture Cos. Inc.	24,135	566,690
Office Depot Inc.	304,600	1,955,532	*
Penske Automotive Group Inc.	76,300	3,695,972
Rent-A-Center Inc.	134,865	3,270,476
Sonic Automotive Inc., Class A Shares	79,308	1,619,469

Total Specialty Retail		30,760,390

Textiles, Apparel & Luxury Goods - 1.6%
Columbia Sportswear Co.	39,469	2,320,383
Deckers Outdoor Corp.	69,000	4,006,140	*
Iconix Brand Group Inc.	127,750	1,727,180	*
Perry Ellis International Inc.	42,290	928,688	*
Wolverine World Wide Inc.	176,200	3,812,968

Total Textiles, Apparel & Luxury Goods		12,795,359

TOTAL CONSUMER DISCRETIONARY		134,595,543

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.6%
Ingles Markets Inc., Class A Shares	52,211	2,497,252
SpartanNash Co.	50,100	1,295,085
SUPERVALU Inc.	152,500	1,094,950	*

Total Food & Staples Retailing		4,887,287

Food Products - 1.4%
Darling Ingredients Inc.	272,484	3,062,720	*
Fresh Del Monte Produce Inc.	97,816	3,864,711
Omega Protein Corp.	25,700	436,129	*
Sanderson Farms Inc.	56,300	3,860,491

Total Food Products		11,224,051

Personal Products - 0.1%
Medifast Inc.	48,198	1,294,598	*

TOTAL CONSUMER STAPLES		17,405,936

ENERGY - 2.6%
Energy Equipment & Services - 0.6%
Era Group Inc.	30,027	449,504	*
Key Energy Services Inc.	2,221,667	1,044,184	*
Pioneer Energy Services Corp.	491,531	1,032,215	*
Tetra Technology Inc.	51,800	1,259,258
Tidewater Inc.	84,786	1,114,088

Total Energy Equipment & Services		4,899,249

Oil, Gas & Consumable Fuels - 2.0%
Alon USA Energy Inc.	117,587	2,124,797
Carrizo Oil & Gas Inc.	52,730	1,610,374	*
Delek US Holdings Inc.	78,500	2,174,450
Green Plains Inc.	40,241	783,090
Matador Resources Co.	141,247	2,929,463	*
Nordic American Tankers Ltd.	196,035	2,979,732
Northern Oil and Gas Inc.	120,399	532,164	*
Pacific Ethanol Inc.	80,651	523,425	*
Renewable Energy Group Inc.	43,950	363,906	*
REX American Resources Corp.	24,110	1,220,448	*
Teekay Tankers Ltd., Class A Shares	230,947	1,593,534

Total Oil, Gas & Consumable Fuels		16,835,383

TOTAL ENERGY		21,734,632

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
FINANCIALS - 25.4%
Banks - 8.4%
Ameris Bancorp	52,086	$1,497,472
Banc of California Inc.	108,948	1,336,792
Banner Corp.	37,862	1,808,668
BBCN Bancorp Inc.	207,230	3,112,595
Chemical Financial Corp.	11,810	382,054
Community Trust Bancorp Inc.	20,656	733,495
Customers Bancorp Inc.	88,899	2,284,704	*
First Bancorp	409,865	1,459,119	*
First Merchants Corp.	153,060	4,013,233
First Midwest Bancorp Inc.	150,523	2,640,173
First NBC Bank Holding Co.	37,315	1,307,518	*
Great Western Bancorp Inc.	160,700	4,076,959
Hancock Holding Co.	30,400	822,320
Hanmi Financial Corp.	201,730	5,083,596
Hilltop Holdings Inc.	174,430	3,455,458	*
IBERIABANK Corp.	76,700	4,464,707
OFG Bancorp	255,542	2,230,882
Opus Bank	12,051	460,830
PrivateBancorp Inc.	179,600	6,884,068
Sterling Bancorp	218,106	3,243,236
Talmer Bancorp Inc., Class A Shares	52,911	880,968
United Community Banks Inc.	252,390	5,158,852
Western Alliance Bancorp	129,596	3,979,893	*
Wilshire Bancorp Inc.	341,300	3,587,063
Wintrust Financial Corp.	78,400	4,188,912

Total Banks		69,093,567

Capital Markets - 2.2%
Ashford Inc.	3,941	250,056	*
BGC Partners Inc., Class A Shares	205,000	1,685,100
Evercore Partners Inc., Class A Shares	65,749	3,303,230
HFF Inc., Class A Shares	111,841	3,775,752
International FCStone Inc.	76,650	1,892,488	*
Investment Technology Group Inc.	76,828	1,024,886
KCG Holdings Inc., Class A Shares	161,567	1,772,390	*
Manning & Napier Inc.	117,186	862,489
OM Asset Management PLC	103,800	1,600,596
WisdomTree Investments Inc.	129,575	2,090,045

Total Capital Markets		18,257,032

Consumer Finance - 0.4%
Consumer Portfolio Services Inc.	84,916	422,881	*
Credit Acceptance Corp.	13,163	2,591,400	*

Total Consumer Finance		3,014,281

Insurance - 2.6%
American Equity Investment Life Holding Co.	156,102	3,638,737
Employers Holdings Inc.	53,500	1,192,515
Federated National Holding Co.	34,400	826,288
HCI Group Inc.	97,996	3,799,305
Heritage Insurance Holdings Inc.	171,030	3,374,422	*
Maiden Holdings Ltd.	262,200	3,639,336
National General Holdings Corp.	46,100	889,269
United Fire Group Inc.	42,358	1,484,648
Universal Insurance Holdings Inc.	79,300	2,342,522

Total Insurance		21,187,042

Real Estate Investment Trusts (REITs) - 9.0%
Ashford Hospitality Prime Inc.	59,244	831,193
Ashford Hospitality Trust Inc.	433,057	2,641,648
Cedar Realty Trust Inc.	245,090	1,522,009
Coresite Realty Corp.	86,200	4,434,128
DiamondRock Hospitality Co.	370,800	4,097,340

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - (continued)
DuPont Fabros Technology Inc.	176,600	$4,570,408
FelCor Lodging Trust Inc.	549,700	3,886,379
First Industrial Realty Trust Inc.	220,528	4,620,062
Hersha Hospitality Trust	181,273	4,107,646
LaSalle Hotel Properties	109,600	3,111,544
Lexington Realty Trust	206,100	1,669,410
Mack-Cali Realty Corp.	186,031	3,512,265
New Residential Investment Corp.	81,315	1,065,226
Pennsylvania Real Estate Investment Trust	146,400	2,903,112
Pennymac Mortgage Investment Trust	152,814	2,364,033
Potlatch Corp.	112,800	3,247,512
Redwood Trust Inc.	225,918	3,126,705
RLJ Lodging Trust	174,400	4,407,088
Ryman Hospitality Properties Inc.	67,400	3,318,102
Strategic Hotels & Resorts Inc.	396,761	5,471,334	*
Summit Hotel Properties Inc.	169,261	1,975,276
Sunstone Hotel Investors Inc.	318,238	4,210,289
Xenia Hotels & Resorts Inc.	138,017	2,409,777

Total Real Estate Investment Trusts (REITs)		73,502,486

Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA	16,200	386,208	*
Marcus & Millichap Inc.	59,449	2,734,060	*

Total Real Estate Management & Development		3,120,268

Thrifts & Mortgage Finance - 2.4%
Brookline Bancorp Inc.	126,761	1,285,357
Essent Group Ltd.	162,504	4,038,224	*
Home Loan Servicing Solutions Ltd.	145,862	101,374
LendingTree Inc.	36,336	3,380,338	*
Meridian Bancorp Inc.	79,588	1,087,968
MGIC Investment Corp.	547,121	5,066,341	*
Radian Group Inc.	150,153	2,388,934
Walker & Dunlop Inc.	39,600	1,032,768	*
WSFS Financial Corp.	59,136	1,703,708

Total Thrifts & Mortgage Finance		20,085,012

TOTAL FINANCIALS		208,259,688

HEALTH CARE - 15.8%
Biotechnology - 6.2%
Acorda Therapeutics Inc.	48,892	1,296,127	*
AMAG Pharmaceuticals Inc.	77,930	3,096,159	*
Amicus Therapeutics Inc.	145,288	2,032,579	*
Arena Pharmaceuticals Inc.	241,900	462,029	*
Cepheid Inc.	28,900	1,306,280	*
Dyax Corp.	233,901	4,465,170	*
Eagle Pharmaceuticals Inc.	43,258	3,202,390	*
Emergent BioSolutions Inc.	66,800	1,903,132	*
Enanta Pharmaceuticals Inc.	60,555	2,188,458	*
Epizyme Inc.	71,196	915,580	*
Geron Corp.	627,009	1,730,545	*
Halozyme Therapeutics Inc.	73,989	993,672	*
Infinity Pharmaceuticals Inc.	135,100	1,141,595	*
Insmed Inc.	106,800	1,983,276	*
Insys Therapeutics Inc.	140,736	4,005,346	*
Isis Pharmaceuticals Inc.	66,350	2,681,867	*
Merrimack Pharmaceuticals Inc.	226,776	1,929,864	*
MiMedx Group Inc.	224,521	2,166,628	*
Momenta Pharmaceuticals Inc.	66,400	1,089,624	*
Neurocrine Biosciences Inc.	99,221	3,948,003	*
OncoMed Pharmaceuticals Inc.	49,793	826,066	*
Osiris Therapeutics Inc.	70,302	1,298,478	*
Peregrine Pharmaceuticals Inc.	391,300	399,126	*
Repligen Corp.	126,739	3,529,681	*
Sangamo BioSciences Inc.	113,239	638,668	*
Vanda Pharmaceuticals Inc.	154,074	1,737,955	*

Total Biotechnology		50,968,298

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 3.8%
Analogic Corp.	7,755	$636,220
Dexcom Inc.	54,950	4,718,007	*
ICU Medical Inc.	19,100	2,091,450	*
Invacare Corp.	148,776	2,152,789
Merit Medical Systems Inc.	121,824	2,912,812	*
Natus Medical Inc.	136,836	5,398,180	*
NuVasive Inc.	85,053	4,101,256	*
OraSure Technologies Inc.	348,440	1,547,073	*
Quidel Corp.	76,428	1,442,961	*
Zeltiq Aesthetics Inc.	204,224	6,541,295	*

Total Health Care Equipment & Supplies		31,542,043

Health Care Providers & Services - 3.0%
Addus HomeCare Corp.	56,582	1,762,530	*
Ensign Group Inc.	20,500	873,915
Kindred Healthcare Inc.	209,702	3,302,807
Magellan Health Inc.	77,375	4,288,896	*
Molina Healthcare Inc.	66,833	4,601,452	*
Radnet Inc.	137,555	763,430	*
Team Health Holdings Inc.	60,600	3,274,218	*
WellCare Health Plans Inc.	70,845	6,105,422	*

Total Health Care Providers & Services		24,972,670

Life Sciences Tools & Services - 0.6%
Cambrex Corp.	48,895	1,940,153	*
INC Research Holdings Inc., Class A Shares	18,820	752,800	*
PAREXEL International Corp.	23,877	1,478,464	*
Sequenom Inc.	230,268	402,969	*

Total Life Sciences Tools & Services		4,574,386

Pharmaceuticals - 2.2%
DepoMed Inc.	74,500	1,404,325	*
Impax Laboratories Inc.	142,900	5,031,509	*
Intersect ENT Inc.	21,346	499,496	*
Lannett Co. Inc.	26,700	1,108,584	*
Medicines Co.	44,168	1,676,617	*
Nektar Therapeutics	26,307	288,325	*
Prestige Brands Holdings Inc.	90,386	4,081,832	*
Sagent Pharmaceuticals Inc.	29,800	456,834	*
SciClone Pharmaceuticals Inc.	495,887	3,441,456	*

Total Pharmaceuticals		17,988,978

TOTAL HEALTH CARE		130,046,375

INDUSTRIALS - 10.1%
Aerospace & Defense - 0.7%
AAR Corp.	77,690	1,473,779
Astronics Corp.	33,500	1,354,405	*
Ducommun Inc.	97,162	1,950,042	*
Moog Inc., Class A Shares	16,147	873,068	*

Total Aerospace & Defense		5,651,294

Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings Inc.	48,843	1,688,014	*

Airlines - 0.8%
Hawaiian Holdings Inc.	183,675	4,533,099	*
SkyWest Inc.	106,900	1,783,092

Total Airlines		6,316,191

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
Building Products - 0.5%
Patrick Industries Inc.	36,202	$1,429,617	*
PGT Inc.	230,276	2,827,789	*

Total Building Products		4,257,406

Commercial Services & Supplies - 1.6%
ABM Industries Inc.	79,022	2,158,091
ACCO Brands Corp.	177,300	1,253,511	*
Deluxe Corp.	90,300	5,033,322
Ennis Inc.	81,780	1,419,701
Quad Graphics Inc.	93,635	1,132,983
Unifirst Corp.	20,800	2,221,648

Total Commercial Services & Supplies		13,219,256

Construction & Engineering - 1.4%
Aegion Corp.	47,777	787,365	*
Argan Inc.	65,396	2,267,933
EMCOR Group Inc.	92,752	4,104,276
Granite Construction Inc.	79,817	2,368,170
MYR Group Inc.	80,683	2,113,895	*

Total Construction & Engineering		11,641,639

Electrical Equipment - 0.0%
Enphase Energy Inc.	91,287	337,762	*

Machinery - 2.4%
Blount International Inc.	72,761	405,279	*
Federal Signal Corp.	237,947	3,262,253
Global Brass & Copper Holdings Inc.	58,338	1,196,512
Greenbrier Cos. Inc.	68,800	2,209,168
Harsco Corp.	174,746	1,584,946
Hillenbrand Inc.	84,294	2,192,487
Hyster-Yale Materials Handling Inc.	48,703	2,816,495
Mueller Water Products Inc., Class A Shares	478,400	3,664,544
Wabash National Corp.	260,854	2,762,444	*

Total Machinery		20,094,128

Professional Services - 1.0%
Barrett Business Services Inc.	36,529	1,568,190
Insperity Inc.	71,715	3,150,440
Korn/Ferry International	17,372	574,492
Resources Connection Inc.	205,320	3,094,173

Total Professional Services		8,387,295

Road & Rail - 0.9%
ArcBest Corp.	110,598	2,850,111
Swift Transportation Co.	183,514	2,756,380	*
YRC Worldwide Inc.	104,200	1,381,692	*

Total Road & Rail		6,988,183

Trading Companies & Distributors - 0.6%
Aircastle Ltd.	186,479	3,843,332
CAI International Inc.	70,300	708,624	*

Total Trading Companies & Distributors		4,551,956

TOTAL INDUSTRIALS		83,133,124

INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 1.9%
Black Box Corp.	45,027	663,698
Brocade Communications Systems Inc.	323,900	3,362,082
Calix Inc.	224,292	1,747,235	*
Ciena Corp.	55,031	1,140,242	*
Comtech Telecommunications Corp.	58,633	1,208,426
Harmonic Inc.	31,028	179,963	*
Infinera Corp.	51,600	1,009,296	*
InterDigital Inc.	36,550	1,849,430
NetScout Systems Inc.	90,336	3,195,184	*
Polycom Inc.	129,331	1,355,389	*

Total Communications Equipment		15,710,945

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 3.3%
Benchmark Electronics Inc.	166,714	$3,627,697	*
Daktronics Inc.	91,886	796,651
Fabrinet	53,313	977,227	*
Insight Enterprises Inc.	143,200	3,701,720	*
Kimball Electronics Inc.	101,189	1,207,185	*
Methode Electronics Inc.	111,300	3,550,470
Plexus Corp.	100,000	3,858,000	*
Sanmina Corp.	202,845	4,334,798	*
Tech Data Corp.	72,783	4,985,635	*

Total Electronic Equipment, Instruments & Components		27,039,383

Internet Software & Services - 2.0%
Cimpress NV	25,277	1,923,832	*
Constant Contact Inc.	99,300	2,407,032	*
EarthLink Holdings Corp.	429,500	3,341,510
LogMeIn Inc.	17,341	1,181,963	*
Stamps.com Inc.	66,292	4,906,271	*
United Online Inc.	1,646	16,460	*
WebMD Health Corp.	72,877	2,903,420	*

Total Internet Software & Services		16,680,488

IT Services - 3.0%
Ciber Inc.	511,793	1,627,502	*(a)
Convergys Corp.	173,260	4,004,038
CSG Systems International Inc.	13,800	425,040
EVERTEC Inc.	36,000	650,520
Hackett Group Inc.	71,900	988,625
NeuStar Inc., Class A Shares	142,003	3,863,902	*
Science Applications International Corp.	71,842	2,888,767
Sykes Enterprises Inc.	100,843	2,571,496	*
Syntel Inc.	72,551	3,287,286	*
Virtusa Corp.	81,646	4,189,256	*

Total IT Services		24,496,432

Semiconductors & Semiconductor Equipment - 3.5%
Amkor Technology Inc.	365,000	1,638,850	*
Cirrus Logic Inc.	154,700	4,874,597	*
Cohu Inc.	44,641	440,160
Diodes Inc.	33,800	722,306	*
Fairchild Semiconductor International Inc.	255,500	3,587,220	*
FormFactor Inc.	293,000	1,986,540	*
Integrated Device Technology Inc.	165,700	3,363,710	*
Lattice Semiconductor Corp.	332,100	1,278,585	*
NeoPhotonics Corp.	230,900	1,572,429	*
OmniVision Technologies Inc.	186,500	4,897,490	*
Photronics Inc.	105,566	956,428	*
Sigma Designs Inc.	169,400	1,167,166	*
Tessera Technologies Inc.	50,500	1,636,705
Xcerra Corp.	89,900	564,572	*

Total Semiconductors & Semiconductor Equipment		28,686,758

Software - 4.3%
Aspen Technology Inc.	144,800	5,489,368	*
ePlus Inc.	11,350	897,445	*
Fair Isaac Corp.	19,023	1,607,443
Gigamon Inc.	116,727	2,335,707	*
Manhattan Associates Inc.	149,828	9,334,284	*
Mentor Graphics Corp.	151,600	3,733,908
Pegasystems Inc.	134,967	3,321,538
Progress Software Corp.	156,573	4,044,281	*
Tivo Inc.	276,026	2,390,385	*
VASCO Data Security International Inc.	115,017	1,959,890	*

Total Software		35,114,249

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 0.9%
Datalink Corp.	78,305	$467,481	*
Electronics for Imaging Inc.	19,200	830,976	*
QLogic Corp.	227,162	2,328,410	*
Super Micro Computer Inc.	137,311	3,743,098	*

Total Technology Hardware, Storage & Peripherals		7,369,965

TOTAL INFORMATION TECHNOLOGY		155,098,220

MATERIALS - 3.0%
Chemicals - 1.0%
KMG Chemicals Inc.	29,117	561,667
Minerals Technologies Inc.	35,762	1,722,298
OM Group Inc.	89,961	2,958,817
Trinseo SA	100,438	2,536,059	*

Total Chemicals		7,778,841

Construction Materials - 0.1%
US Concrete Inc.	16,900	807,651	*

Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	336,500	4,303,835

Metals & Mining - 0.9%
Century Aluminum Co.	256,500	1,179,900	*
Globe Specialty Metals Inc.	97,300	1,180,249
Handy & Harman Ltd.	11,000	263,780	*
Kaiser Aluminum Corp.	14,552	1,167,798
Stillwater Mining Co.	179,100	1,850,103	*
Worthington Industries Inc.	63,473	1,680,765

Total Metals & Mining		7,322,595

Paper & Forest Products - 0.5%
Clearwater Paper Corp.	60,800	2,872,192	*
Resolute Forest Products Inc.	160,100	1,330,431	*

Total Paper & Forest Products		4,202,623

TOTAL MATERIALS		24,415,545

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
IDT Corp., Class B Shares	25,738	368,053
Inteliquent Inc.	95,962	2,142,831
Vonage Holdings Corp.	1,005,620	5,913,046	*

Total Diversified Telecommunication Services		8,423,930

Wireless Telecommunication Services - 0.2%
Spok Holdings Inc.	84,338	1,388,204

TOTAL TELECOMMUNICATION SERVICES		9,812,134

UTILITIES - 3.4%
Electric Utilities - 1.4%
Empire District Electric Co.	75,673	1,667,076
IDACORP Inc.	41,400	2,678,994
MGE Energy Inc.	23,572	970,931
PNM Resources Inc.	170,946	4,795,035
UIL Holdings Corp.	30,100	1,513,127

Total Electric Utilities		11,625,163

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY		SHARES	VALUE
Gas Utilities - 1.2%
Chesapeake Utilities Corp.		52,142	$2,767,697
New Jersey Resources Corp.		54,800	1,645,644
Southwest Gas Corp.		58,500	3,411,720
WGL Holdings Inc.		31,000	1,787,770

Total Gas Utilities			9,612,831

Independent Power and Renewable Electricity Producers - 0.0%
NRG Yield Inc., Class C Shares		35,300	409,833

Multi-Utilities - 0.2%
Black Hills Corp.		42,300	1,748,682

Water Utilities - 0.6%
American States Water Co.		71,117	2,944,244
California Water Service Group		80,624	1,783,403

Total Water Utilities			4,727,647

TOTAL UTILITIES			28,124,156

TOTAL COMMON STOCKS (Cost - $770,509,739)			812,625,353

INVESTMENT IN UNDERLYING FUNDS - 0.3%
iShares Trust - iShares Russell 2000 Index Fund (Cost - $2,749,210)		22,633	2,471,524

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $773,258,949)			815,096,877

	RATE
SHORT-TERM INVESTMENTS - 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $3,719,208)	0.125%	3,719,208	3,719,208

TOTAL INVESTMENTS - 99.7% (Cost - $776,978,157#)			818,816,085
Other Assets in Excess of Liabilities - 0.3%			2,574,890

TOTAL NET ASSETS - 100.0%			$821,390,975

*	Non-income producing security.

(a)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch U.S. Small Capitalization Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$812,625,353	—	—	$812,625,353
Investment in underlying funds	2,471,524	—	—	2,471,524

Total long-term investments	$815,096,877	—	—	$815,096,877

Short-term investments†	3,719,208	—	—	3,719,208

Total investments	$818,816,085	—	—	$818,816,085

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$133,955,813
Gross unrealized depreciation	(92,117,885)

Net unrealized appreciation	$41,837,928

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015